Right-of-use assets	12 Months Ended
Aug. 31, 2020
Right-of-use assets
Right-of-use assets

9.Right-of-use assets

		Computer
	Premises	equipment	Rolling stock	Total
	$	$	$	$
Cost
Balance at August 31, 2019	—	—	—	—
Impact of adoption of IFRS 16	737,066	11,333	12,271	760,670
Additions	—	—	26,428	26,428
Balance at August 31, 2020	737,066	11,333	38,699	787,098
Accumulated depreciation
Balance at August 31, 2019	—	—	—	—
Impact of adoption of IFRS 16	—	453	—	453
Depreciation	117,806	3,778	12,094	133,678
Balance at August 31, 2020	117,806	4,231	12,094	134,131
Net carrying amount
As at August 31, 2020	619,260	7,102	26,605	652,967